Condensed consolidated Statement of Profit or Loss and Other Comprehensive Income (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	€ 6,536	€ 6,931
Cost of sales	(4,630)	(4,864)
Gross profit	1,906	2,067
Operating expenses
Other income / (expenses)	80	1
Administration expenses	(4,945)	(4,486)
Share-based payment expense	(762)	(438)
Impairment expense
Operating loss	(3,721)	(2,856)
Net finance income / (costs)
Finance income / (costs)	(87)	72
Interest payable and similar expense	(3)	(23)
Derivative financial instruments at FVTPL	12	44
Net finance income / (costs)	(78)	93
Loss before tax	(3,799)	(2,763)
Income tax credit / (expense)	65	(76)
Loss for the period	(3,734)	(2,839)
Other comprehensive income / (loss)
Exchange differences on translating foreign operations	468
Total other comprehensive income / (loss)	468
Total comprehensive loss attributable	(3,266)	(2,839)
Loss for the period attributable to:
Owners of the parent	(3,379)	(2,349)
Non-controlling interests	(355)	(490)
Loss for the period attributable	(3,734)	(2,839)
Total comprehensive loss attributable to:
Owners of the parent	(3,050)	(2,349)
Non-controlling interests	€ (216)	€ (490)
Basic loss per share	€ (1.16)	€ (3.38)
Diluted loss per share	€ (1.16)	€ (3.38)